United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                                   Amendment
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4017

                      (Investment Company Act File Number)


                             Federated Equity Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/04


                 Date of Reporting Period: Quarter ended 7/31/04







Item 1.        Schedule of Investments







Federated Technology Fund
Portfolio of Investments
July 31, 2004 (unaudited)



     Shares                                                                                      Value
                              Common Stocks--98.1%
                              Consumer Discretionary--3.5%
     89,900           1       Koninklijke (Royal) Philips Electronics NV, ADR             $      2,178,277
     25,000           2       eBay, Inc.                                                         1,958,250
                              Total                                                              4,136,527
                              Healthcare--5.5%
     14,400                   Allergan, Inc.                                                     1,089,216
     28,600           2       Genentech, Inc.                                                    1,392,248
     24,000                   Guidant Corp.                                                      1,327,680
     57,300           2       Medimmune, Inc.                                                    1,320,192
     25,800                   Medtronic, Inc.                                                    1,281,486
                              Total                                                              6,410,822
                              Information Technology--89.1%
     290,600                  ARM Holdings PLC, ADR                                              1,697,104
     144,000         1,2      ASM Lithography Holding NV                                         2,046,240
     47,200           2       Accenture Ltd.                                                     1,162,536
     56,600                   Advantest Corp., ADR                                               829,756
     33,100           2       Affiliated Computer Services, Inc., Class A                        1,717,890
     298,400          2       Agere Systems, Inc., Class A                                       370,016
     73,800           2       Altera Corp.                                                       1,536,516
     96,200           2       Amdocs Ltd.                                                        2,087,540
     29,400                   Analog Devices, Inc.                                               1,167,180
     159,100          2       Applied Materials, Inc.                                            2,699,927
     146,300          2       Applied Micro Circuits Corp.                                       526,680
     107,900          2       Avaya, Inc.                                                        1,580,735
     107,000          2       BEA Systems, Inc.                                                  694,430
     136,600          2       BMC Software, Inc.                                                 2,141,888
     154,400          2       Cadence Design Systems, Inc.                                       2,079,768
     117,800         1,2      Celestica, Inc.                                                    2,020,270
     52,500           2       Check Point Software Technologies Ltd.                             1,044,225
     165,900          2       Cisco Systems, Inc.                                                3,460,674
     50,300           2       Citrix Systems, Inc.                                               886,286
     58,400           2       Cognos, Inc.                                                       1,966,912
     20,600           2       Computer Sciences Corp.                                            973,350
     72,000           2       Comverse Technology, Inc.                                          1,228,320
     193,500          2       Corning, Inc.                                                      2,391,660
     60,400           2       Cymer, Inc.                                                        1,729,856
     85,800           2       Dell, Inc.                                                         3,043,326
     188,500                  EMC Corp. Mass                                                     2,067,845
     59,600           2       Entegris, Inc.                                                     530,440
     57,700           2       Fairchild Semiconductor International, Inc., Class A               847,613
     29,000                   Harris Corp.                                                       1,376,920
     103,300                  Hewlett-Packard Co.                                                2,081,495
     35,800                   IBM Corp.                                                          3,117,106
     25,100           2       Integrated Circuit System, Inc.                                    600,392
     123,000                  Intel Corp.                                                        2,998,740
     111,200                  Intersil Holding Corp.                                             2,042,744
     47,400           2       Intuit, Inc.                                                       1,774,656
     50,000           2       Jabil Circuit, Inc.                                                1,087,500
     84,500          1,2      Juniper Networks, Inc.                                             1,940,120
     76,670           2       KLA-Tencor Corp.                                                   3,159,571
     47,600                   Linear Technology Corp.                                            1,861,160
     12,100                   Maxim Integrated Products, Inc.                                    582,010
     143,500          2       McAfee, Inc.                                                       2,580,130
     108,280                  Microsoft Corp.                                                    3,081,649
     149,600                  Motorola, Inc.                                                     2,383,128
     96,400                   Nokia Oyj, Class A, ADR                                            1,120,168
     197,600          2       Oracle Corp.                                                       2,076,776
     121,200          2       Peoplesoft, Inc.                                                   2,184,024
     58,600                   SAP AG (Systeme, Anwendungen, Produkte in der
                              Datenverarbeitung), ADR                                            2,344,586
     143,300          1       STMicroelectronics N.V.                                            2,673,978
     67,400          1,2      Salesforce.com Inc.                                                876,874
     43,700                   Scientific-Atlanta, Inc.                                           1,343,775
     82,700           2       Siebel Systems, Inc.                                               666,562
     41,200           2       Storage Technology Corp.                                           1,027,940
     81,440           2       SunGard Data Systems, Inc.                                         1,898,366
     24,300           2       Symantec Corp.                                                     1,136,268
     49,500           2       Synopsys, Inc.                                                     1,251,855
     423,837                  Taiwan Semiconductor Manufacturing Co., ADR                        3,017,722
     35,400           2       Tech Data Corp.                                                    1,326,084
     38,900                   Telefonaktiebolaget LM Ericsson, Class B, ADR                      1,039,019
     110,300          2       Unisys Corp.                                                       1,129,472
     106,100          2       Veritas Software Corp.                                             2,022,266
     67,200           2       Yahoo, Inc.                                                        2,069,760
                              Total                                                              104,401,799
                              Total Common Stocks (identified cost $108,802,279)                 114,949,148
                              Mutual Funds--8.9%3
     2,539,323                Prime Value Obligations Fund, IS Shares                            2,539,323
     7,845,564                Prime Value Obligations Fund, IS Shares (held as
                              collateral for securities lending)                                 7,845,564
                              Total Mutual FundS (at net asset value)                            10,384,887
                              Total Investments---107.0%
                               (identified cost $119,187,166 )4                           $      125,334,035
                              other assets and liabilities--net--(7.0)%                            (8,180,245)
                              total net assets---100%                                     $      117,153,790


1 Certain shares are temporarily on loan to unaffiliated brokers/dealers. As of July 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

          Market Value of Securities Loaned
          $7,656,635

          Market Value of Collateral
          $7,845,564


2    Non-income producing security.

3    Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $119,187,166. The net unrealized appreciation of investment for federal tax purposes was $6,146,869. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,901,390 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,754,521.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
ADR            --American Depositary Receipt










Item 2.        Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.        Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated Equity Funds



               __________________________________________________
By             /S/ Richard J. Thomas, Principal Financial Officer
Date           November 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



               _______________________________________________________
By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           November 24, 2004



               __________________________________________________
By             /S/ Richard J. Thomas, Principal Financial Officer
Date           November 24, 2004